SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total operating revenues	$ 108,232	$ 105,635	$ 266,647	$ 342,989
Depreciation and amortization	(24,593)	(26,356)	(75,171)	(77,254)
Other operating expenses	(21,628)	(25,984)	(66,759)	(70,122)
Operating income	62,011	53,295	124,717	195,613
Other non-operating income	0	922	236	922
Equity in net losses of affiliate	(71)	0	(71)	0
Total assets	2,262,871		2,262,871		$ 2,427,371
Investment in affiliate	208,554		208,554		0
Operating Segments | FSRU
Segment Reporting Information [Line Items]
Total operating revenues	96,836	73,229	232,370	252,463
Depreciation and amortization	(18,952)	(20,544)	(57,501)	(60,255)
Other operating expenses	(13,273)	(18,810)	(43,132)	(50,496)
Operating income	64,611	33,875	131,737	141,712
Other non-operating income	0	922	236	922
Equity in net losses of affiliate	0	0	0	0
Total assets	1,112,411		1,112,411		1,149,624
Investment in affiliate	0		0		0
Operating Segments | LNG Carrier
Segment Reporting Information [Line Items]
Total operating revenues	11,396	32,406	34,277	90,526
Depreciation and amortization	(5,641)	(5,812)	(17,670)	(16,999)
Other operating expenses	(8,355)	(7,174)	(23,627)	(19,626)
Operating income	(2,600)	19,420	(7,020)	53,901
Other non-operating income	0	0	0	0
Equity in net losses of affiliate	0	0	0	0
Total assets	537,239		537,239		545,244
Investment in affiliate	0		0		0
Operating Segments | FLNG
Segment Reporting Information [Line Items]
Equity in net losses of affiliate	(71)	0	(71)	0
Total assets	208,554		208,554		0
Investment in affiliate	208,554		208,554		0
Segment Reconciling Items
Segment Reporting Information [Line Items]
Total operating revenues	0	0	0	0
Depreciation and amortization	0	0	0	0
Other operating expenses	0	0	0	0
Operating income	0	0	0	0
Other non-operating income	0	0	0	0
Equity in net losses of affiliate	0	$ 0	0	$ 0
Total assets	404,667		404,667		732,503
Investment in affiliate	$ 0		$ 0		$ 0